Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of estimated useful lives of property and equipment

The estimated useful lives are as follows:

Estimated useful life
Electronic equipment	2-3 years
AI related equipment	3 years
Office equipment and fixtures	5 years
Motor vehicles	4-5 years
Leasehold improvements	Lesser of term of the lease or the estimated useful lives of the assets

Schedule of estimated useful lives of intangible assets	The estimated useful life for the intangible assets is as follows:

Estimated useful life
Customer relationship	2-6 years
Trademarks	3-10 years
Technology	1-11 years
Online game licenses	1-5 years
User base	1 year
Domain names	1-10 years
Platform	5-6 years

Schedule of Revenue Disaggregated by Revenue Source

The following table presents the Company’s revenues disaggregated by revenue source:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Revenues:
Internet business
Online advertising	354,604	355,289	109,339	15,400
Internet value-added services	299,155	342,098	340,795	48,000
AI and others
Advertising agency services	61,588	83,111	89,275	12,574
Multi-cloud Management Services	41,443	77,956	87,747	12,359
Sale and rental of robots and other AI hardware products	10,590	5,289	22,034	3,103
Technical consulting service and others	17,236	20,323	20,313	2,862
Total consolidated revenues	784,616	884,066	669,503	94,298